Preferred Stock - Additional Information (Details) - $ / shares	Dec. 31, 2023	Dec. 31, 2022	Jul. 01, 2015
Equity [Abstract]
Preferred stock, shares authorized	10,000,000	10,000,000	10,000,000
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001